Segments - Segments (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Dec. 31, 2014	Oct. 04, 2014	Jul. 05, 2014	Apr. 05, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Net sales	$ 3,456,713	$ 4,225,514	$ 4,357,609	$ 4,399,440	$ 5,003,753	$ 5,701,869	$ 5,291,075	$ 5,108,444	$ 16,439,276	$ 21,105,141	$ 19,052,046
Earnings (loss) before income taxes and noncontrolling interests									709,238	1,204,577	791,123
Depreciation expense									625,757	652,000	535,852
Total assets	14,250,399				15,615,927				14,250,399	15,615,927	15,203,283
Amortization expense									74,260	72,423	74,356
Capital expenditures									364,768	568,867	1,230,418
Steel Mills [Member]
Segment Reporting Information [Line Items]
Earnings (loss) before income taxes and noncontrolling interests									629,793	1,594,352	1,156,715
Depreciation expense									381,352	366,568	332,258
Total assets	7,318,706				8,528,623				7,318,706	8,528,623	7,787,464
Amortization expense									18,789	15,269	13,911
Capital expenditures									248,532	343,767	589,621
Steel Products [Member]
Segment Reporting Information [Line Items]
Earnings (loss) before income taxes and noncontrolling interests									276,048	166,323	82,129
Depreciation expense									39,512	42,777	42,737
Total assets	2,485,122				2,731,320				2,485,122	2,731,320	2,710,597
Amortization expense									23,932	27,644	31,082
Capital expenditures									41,291	27,262	22,472
Raw Materials [Member]
Segment Reporting Information [Line Items]
Earnings (loss) before income taxes and noncontrolling interests									(283,938)	(29,053)	13,686
Depreciation expense									198,705	235,443	154,065
Total assets	3,123,190				3,858,254				3,123,190	3,858,254	3,896,331
Amortization expense									31,539	29,510	29,363
Capital expenditures									74,607	197,252	610,745
Net Sales to External Customers [Member]
Segment Reporting Information [Line Items]
Net sales									16,439,276	21,105,141	19,052,046
Net Sales to External Customers [Member] | Steel Mills [Member]
Segment Reporting Information [Line Items]
Net sales									11,084,331	14,723,642	13,311,948
Net Sales to External Customers [Member] | Steel Products [Member]
Segment Reporting Information [Line Items]
Net sales									3,966,895	4,032,385	3,607,333
Net Sales to External Customers [Member] | Raw Materials [Member]
Segment Reporting Information [Line Items]
Net sales									1,388,050	2,349,114	2,132,765
Intercompany Eliminations [Member] | Steel Mills [Member]
Segment Reporting Information [Line Items]
Net sales									2,152,157	2,904,317	2,563,554
Intercompany Eliminations [Member] | Steel Products [Member]
Segment Reporting Information [Line Items]
Net sales									90,969	105,383	97,090
Intercompany Eliminations [Member] | Raw Materials [Member]
Segment Reporting Information [Line Items]
Net sales									6,279,316	9,618,145	9,116,860
Intercompany Eliminations [Member] | Corporate/Eliminations [Member]
Segment Reporting Information [Line Items]
Net sales									(8,522,442)	(12,627,845)	(11,777,504)
Earnings (loss) before income taxes and noncontrolling interests									87,335	(527,045)	(461,407)
Total assets	$ 1,323,381				$ 497,730				1,323,381	497,730	808,891
Corporate [Member]
Segment Reporting Information [Line Items]
Depreciation expense									6,188	7,212	6,792
Capital expenditures									$ 338	$ 586	$ 7,580